Cash Flow Information - Summary of Cash Used in Operations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure Of Cash Flow Information [Abstract]
Net loss before income tax	¥ (211,511)	$ (29,273)	¥ (400,544)
Adjustments for:
Interest for lease liabilities	72		58
Investment income from investments in wealth management products			(140)
Investment income from investments at fair value through other comprehensive income	(8,998)		(1,088)
Interest income from investments at fair value through profit and loss			(386)
Amortization of intangible assets	31		31
Depreciation of property, plant and equipment	2,532		2,309
Depreciation of rights-of-use assets	945		918
Share-based compensation expenses	16,066		27,894
Net foreign exchange differences	(3,431)		(7,762)
Loss on disposal of land use rights and other	723
Loss on disposal of property, plant and equipment	1		4
Changes in working capital
Other receivables and prepayments	(3,198)		(1,541)
Other non-current assets	(3,575)		13,200
Other payables and accruals	(1,861)		2,807
Deferred income	(3,366)
Trade payables	104		21,783
Net cash used in operating activities	¥ (215,466)	$ (29,800)	¥ (342,457)